Recurring Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Derivative Instrument Detail [Abstract]
Schedule of fair value hierarchy for liabilities measured at fair value on recurring basis
The following tables presents fair value information as of June 30, 2023 and December 31, 2022 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

June 30, 2023	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$31,631,853	$—	$—	$31,631,853
Liabilities:
Public Warrants	1,015,680	—	—	1,015,680
Private Warrants	—	1,033,344	—	1,033,344

Total liabilities	$966,000	$982,800	$—	$1,948,800

December 31, 2022	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$285,506,568	$—	$—	$285,506,568
Liabilities:
Public Warrants	394,680	—	—	394,680
Private Warrants	—	401,544	—	401,544

Total liabilities	$394,680	$401,544	$—	$796,224

The following tables presents fair value information as of December 31, 2022 and 2021 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

December 31, 2022	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$285,506,568	$—	$—	$285,506,568
Liabilities:
Public Warrants	$394,680	$—	$—	$394,680
Private Warrants	—	401,544	—	401,544

Total liabilities	$394,680	$401,544	$—	$796,224

December 31, 2021	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$281,522,137	$—	$—	$281,522,137
Liabilities:
Public Warrants	$6,900,000	$—	$—	$6,900,000
Private Warrants	—	—	7,076,160	7,076,160

Total liabilities	$6,900,000	$—	$7,076,160	$13,976,160

Schedule of change in the fair value of the warrant liabilities
The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Warrant liabilities – initial measurement	$12,776,400	$12,144,000	$24,920,400
Change in fair value of warrant liabilities	(5,700,240)	(5,244,000)	(10,944,240)
Transfer to Level 1	—	(6,900,000)	(6,900,000)

Warrant liabilities at December 31, 2021	$7,076,160	$—	$7,076,160
Change in fair value of warrant liabilities	(5,812,560)	—	(5,812,560)
Transfer to Level 2	(1,263,600)	—	(1,263,600)

Warrant liabilities at December 31, 2022	$—	$—	$—

Schedule of quantitative information regarding Level 3 fair value measurements inputs
The following table presents quantitative information about the Company’s Level 3 liabilities that are measured at fair value on a recurring basis as of December 31, 2021.

December 31, 2021
Exercise price	$11.50
Share price	$9.92
Risk-free rate	1.32%
Expected volatility	8.3%
Term (years)	5.81